Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investment [Line Items]
Available For Sale Equity Securites, Weighted Average Maturity	29 years 7 months 1 day
Investment securities, at fair value	$ 41,654	$ 0
Securities (Assets) [Member]
Investment [Line Items]
Available-for-sale Equity Securities, Amortized Cost Basis	41,747
Available-for-sale Securities, Gross Unrealized Gains	223
Available-for-sale Securities, Gross Unrealized Losses	316
Investment securities, at fair value	$ 41,654
Available For Sale Equity Securites, Weighted Average Interest Rate	5.70%